UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05549

REYNOLDS FUNDS, INC.
 (Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
3565 South Las Vegas Blvd. #403
Las Vegas, NV 89109
(Name and address of agent for service)

1-415-265-7167

Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 100.5%(a)
COMMON STOCKS - 100.0%(a)

	Aerospace & Defense - 2.5%
7,300	AAR CORP.	$204,473
4,600	BE Aerospace, Inc.*	400,338
4,700	The Boeing Co.	641,503
1,200	CAE, Inc.	15,288
3,000	Curtiss-Wright Corporation	186,690
1,400	Esterline Technologies Corporation*	142,744
5,600	Exelis Inc.	106,736
14,500	GenCorp Inc.*	261,290
2,500	General Dynamics Corporation	238,875
3,125	HEICO Corporation	181,094
11,700	Hexcel Corp.*	522,873
2,200	Honeywell International Inc.	201,014
1,500	Huntington Ingalls Industries, Inc.	135,015
2,700	L-3 Communications Holdings, Inc.	288,522
400	Lockheed Martin Corp.	59,464
6,800	Northrop Grumman Corporation	779,348
500	Precision Castparts Corp.	134,650
700	Raytheon Co.	63,490
3,500	Rockwell Collins, Inc.	258,720
600	Spirit AeroSystems Holdings, Inc.*	20,448
2,200	Teledyne Technologies, Inc.*	202,092
6,100	Textron Inc.	224,236
1,200	Triumph Group, Inc.	91,284
1,600	United Technologies Corp.	182,080
		5,542,267

	Air Freight & Logistics - 0.4%
2,300	C. H. Robinson Worldwide, Inc.	134,182
1,800	Expeditors International of Washington, Inc.	79,650
2,600	FedEx Corp.	373,802
1,900	United Parcel Service, Inc. Cl B	199,652
		787,286

	Airlines - 2.0%
7,600	Alaska Air Group, Inc.	557,612
6,200	Allegiant Travel Company	653,728
20,400	American Airlines Group Inc.*	515,100
25,000	Delta Air Lines, Inc.	686,750
24,600	Hawaiian Holdings, Inc.*	236,898
11,100	JetBlue Airways Corp.*	94,905
2,600	Ryanair Holdings PLC - SP-ADR	122,018
5,200	SkyWest, Inc.	77,116
40,900	Southwest Airlines Co.	770,556
8,900	Spirit Airlines Inc.*	404,149
6,100	United Continental Holdings Inc.*	230,763
		4,349,595

	Auto Components - 0.9%
3,200	BorgWarner, Inc.	178,912
3,500	Drew Industries Incorporated	179,200
4,000	The Goodyear Tire & Rubber Company	95,400
5,200	Johnson Controls, Inc.	266,760
1,800	Lear Corporation	145,746
2,600	Magna International Inc.	213,356
2,000	Standard Motor Products, Inc.	73,600
4,900	Tenneco Inc.*	277,193
5,800	TRW Automotive Holdings Corp.*	431,462
		1,861,629

	Automobiles - 0.7%
1,400	Ford Motor Company	21,602
7,500	General Motors Co.*	306,525
3,300	Harley-Davidson, Inc.	228,492
2,300	HONDA MOTOR CO., LTD. - SP-ADR	95,105
2,400	Tata Motors Ltd. - SP-ADR	73,920
4,050	Tesla Motors, Inc.*	609,039
1,400	TOYOTA MOTOR CORPORATION - SP-ADR	170,688
1,600	Winnebago Industries, Inc.*	43,920
		1,549,291

	Beverages - 1.0%
1,000	Anheuser-Busch InBev N.V. - SP-ADR	106,460
2,100	The Boston Beer Company, Inc.*	507,759
600	The Coca-Cola Company	24,786
5,400	Coca-Cola Enterprises Inc.	238,302
300	Coca-Cola Femsa, S.A.B. de C.V. - SP-ADR	36,531
10,000	Constellation Brands, Inc.*	703,800
6,600	Dr Pepper Snapple Group, Inc.	321,552
2,300	Monster Beverage Corporation*	155,871
2,000	PepsiCo, Inc.	165,880
		2,260,941

	Biotechnology - 4.1%
6,700	ACADIA Pharmaceuticals Inc.*	167,433
1,000	Acceleron Pharma, Inc.*	39,600
1,800	Alexion Pharmaceuticals, Inc.*	239,508
11,200	Alkermes PLC*^	455,392
3,400	Amgen Inc.	388,144
4,700	ARIAD Pharmaceuticals, Inc.*	32,054
3,200	Array BioPharma Inc.*	16,032
3,800	BioCryst Pharmaceuticals, Inc.*	28,880
2,300	Biogen Idec Inc.*	643,425
2,600	BioMarin Pharmaceutical Inc.*	182,702
7,500	Celgene Corp.*	1,267,200
700	Celldex Therapeutics Inc.*	16,947
800	Cepheid, Inc.*	37,376
5,600	Geron Corporation*	26,544
20,100	Gilead Sciences, Inc.*	1,510,515
2,400	Halozyme Therapeutics, Inc.*	35,976
1,400	ImmunoGen, Inc.*	20,538
12,200	Incyte Corp.*	617,686
7,200	Isis Pharmaceuticals, Inc.*	286,848
2,300	Ligand Pharmaceuticals, Incorporated Cl B*	120,980
8,800	MannKind Corporation*	45,848
2,300	Medivation Inc.*	146,786
500	Momenta Pharmaceuticals, Inc.*	8,840
1,200	Myriad Genetics, Inc.*	25,176
4,200	NPS Pharmaceuticals, Inc.*	127,512
14,900	Orexigen Therapeutics Inc.*	83,887
6,700	PDL BioPharma Inc.	56,548
11,300	Peregrine Pharmaceuticals, Inc.*	15,707
7,200	Pharmacyclics, Inc.*	761,616
1,100	Puma Biotechnology, Inc.*	113,883
4,600	Raptor Pharmaceuticals Corporation*	59,892
1,200	Regeneron Pharmaceuticals, Inc.*	330,288
5,800	Repligen Corporation*	79,112
6,500	Sarepta Therapeutics, Inc.*	132,405
3,800	Seattle Genetics, Inc.*	151,582
3,000	Sinovac Biotech Ltd.*	18,360
1,700	Theravance Inc.*	60,605
5,000	United Therapeutics Corporation*	565,400
700	Vertex Pharmaceuticals Incorporated*	52,010
1,200	XOMA Corporation*	8,076
		8,977,313

	Building Products - 0.8%
4,900	AAON, Inc.	156,555
1,100	Armstrong World Industries, Inc.*	63,371
14,200	Fortune Brands Home & Security Inc.	648,940
1,500	Lennox International Inc.	127,590
3,600	Masco Corp.	81,972
4,900	PGT, Inc.*	49,588
11,000	A.O. Smith Corporation	593,340
800	USG Corporation*	22,704
		1,744,060

	Capital Markets - 4.5%
2,100	Affiliated Managers Group, Inc.*	455,448
6,900	Ameriprise Financial, Inc.	793,845
1,100	Artisan Partners Asset Management, Inc.	71,709
4,800	The Bank of New York Mellon Corporation	167,712
1,100	BlackRock, Inc.	348,117
4,900	Cowen Group, Inc.*	19,159
24,200	E*Trade Financial Corp.*	475,288
2,900	Eaton Vance Corp.	124,091
2,100	Evercore Partners, Inc.	125,538
3,200	Federated Investors, Inc., Cl B	92,160
12,000	Financial Engines, Inc.	833,760
4,600	Franklin Resources, Inc.	265,558
4,300	The Goldman Sachs Group, Inc.	762,218
6,600	Invesco Limited	240,240
10,200	Janus Capital Group Inc.	126,174
4,100	Legg Mason, Inc.	178,268
17,600	Morgan Stanley	551,936
1,500	Northern Trust Corporation	92,835
5,400	Piper Jaffray Companies, Inc.*	213,570
5,600	T. Rowe Price Group Inc.	469,112
6,100	Raymond James Financial, Inc.	318,359
4,000	Safeguard Scientifics, Inc.*	80,360
25,100	The Charles Schwab Corporation	652,600
9,900	SEI Investments Co.	343,827
2,400	State Street Corporation	176,136
20,400	TD Ameritrade Holding Corp.	625,056
4,100	Triangle Capital Corporation	113,365
1,000	UBS AG*	19,250
2,700	Virtus Investment Partners Inc.*	540,135
7,800	Waddell & Reed Financial, Inc.	507,936
5,600	WisdomTree Investments, Inc.*	99,176
		9,882,938
	Chemicals - 2.9%
300	Albemarle Corporation	19,017
1,800	Balchem Corporation	105,660
1,000	Cabot Corporation	51,400
3,300	Chemtura Corporation*	92,136
800	The Dow Chemical Company	35,520
1,900	E.I. du Pont de Nemours and Company	123,443
2,700	Eastman Chemical Co.	217,890
5,000	Ecolab Inc.	521,350
3,000	Ferro Corporation*	38,490
7,800	FMC Corporation	588,588
1,800	H.B. Fuller Company	93,672
3,500	W.R. Grace & Co.*	346,045
7,100	Huntsman Corporation	174,660
3,000	International Flavors & Fragrances Inc.	257,940
1,800	LyondellBasell Industries N.V.	144,504
2,700	Monsanto Company	314,685
500	NewMarket Corporation	167,075
9,900	Olin Corp.	285,615
1,600	PolyOne Corporation	56,560
1,700	PPG Industries, Inc.	322,422
9,100	RPM International, Inc.	377,741
5,000	The Scotts Miracle-Gro Company	311,100
2,700	The Sherwin-Williams Company	495,450
7,000	Sigma-Aldrich Corp.	658,070
7,300	The Valspar Corp.	520,417
		6,319,450

	Commercial Banks - 1.7%
1,200	Bank of Hawaii Corporation	70,968
4,900	Bank of the Ozarks, Inc.	277,291
10,800	CapitalSource Inc.	155,196
1,900	CIT Group Inc.	99,047
2,400	Columbia Banking System, Inc.	66,024
1,800	Comerica Incorporated	85,572
2,200	Eagle Bancorp, Inc.*	67,386
5,200	East West Bancorp, Inc.	181,844
6,100	Enterprise Financial Services Corp.	124,562
2,605	Fidelity Southern Corporation	43,269
10,700	Fifth Third Bancorp	225,021
1,800	First Financial Bankshares, Inc.	119,376
600	First Republic Bank	31,410
10,300	FirstMerit Corporation	228,969
2,800	Fulton Financial Corporation	36,624
3,400	Glacier Bancorp, Inc.	101,286
16,100	Huntington Bancshares Inc.	155,365
12,900	KeyCorp	173,118
500	Mercantile Bank Corporation	10,790
1,000	PNC Financial Services Group, Inc.	77,580
1,800	Prosperity Bancshares, Inc.	114,102
18,900	Regions Financial Corp.	186,921
4,100	SunTrust Banks, Inc.	150,921
1,000	SVB Financial Group*	104,860
22,800	Synovus Financial Corp.	82,080
4,500	Texas Capital Bancshares, Inc.*	279,900
300	The Toronto-Dominion Bank	28,272
2,900	U.S. Bancorp	117,160
7,600	Umpqua Holdings Corporation	145,464
4,000	Webster Financial Corporation	124,720
2,700	Wells Fargo & Co.	122,580
1,400	Western Alliance Bancorp*	33,404
300	Zions Bancorporation	8,988
		3,830,070

	Commercial Services & Supplies - 1.0%
1,200	ABM Industries Incorporated	34,308
7,200	Cintas Corp.	429,048
2,200	Consolidated Graphics, Inc.*	148,368
1,200	Copart, Inc.*	43,980
14,800	R.R. Donnelley & Sons Company	300,144
900	EnerNOC, Inc.*	15,489
7,400	KAR Auction Services Inc.	218,670
6,800	Herman Miller, Inc.	200,736
2,800	Mobile Mini, Inc.*	115,304
2,300	Pitney Bowes Inc.	53,590
3,300	Steelcase Inc.	52,338
1,100	Tetra Tech, Inc.*	30,778
3,800	Tyco International Ltd.	155,952
4,600	Waste Connections, Inc.	200,698
4,600	Waste Management, Inc.	206,402
		2,205,805

	Communications Equipment - 1.7%
2,100	ADTRAN, Inc.	56,721
19,100	Alcatel-Lucent - SP-ADR	84,040
1,800	Alliance Fiber Optic Products, Inc.	27,090
1,200	ARRIS Group Inc.*	29,238
3,400	Aruba Networks Inc.*	60,860
17,200	Brocade Communications Systems, Inc.*	152,564
5,800	CalAmp Corporation*	162,226
8,900	Ciena Corporation*	212,977
1,500	Cisco Systems, Inc.	33,675
600	Comtech Telecommunications Corp.	18,912
2,200	F5 Networks, Inc.*	199,892
10,500	Finisar Corp.*	251,160
900	Harmonic Inc.*	6,642
5,300	Harris Corp.	369,993
3,600	Infinera Corporation*	35,208
700	InterDigital, Inc.	20,643
5,600	Ituran Location and Control Ltd.	121,240
1,600	JDS Uniphase Corp.*	20,768
5,400	Juniper Networks, Inc.*	121,878
2,000	Motorola Solutions, Inc.	135,000
1,700	NETGEAR, Inc.*	55,998
13,400	Nokia Oyj - SP-ADR*	108,674
1,400	Plantronics, Inc.	65,030
6,800	QUALCOMM, Inc.	504,900
11,800	RADWARE Ltd.*	212,164
3,900	Riverbed Technology, Inc.*	70,512
1,200	Ruckus Wireless Inc.*	17,040
5,300	Sierra Wireless Inc.*	128,101
7,500	Sonus Networks, Inc.*	23,625
8,900	Ubiquiti Networks Inc.*	409,044
		3,715,815

	Computers & Peripherals - 1.9%
5,400	3D Systems Corporation*	501,822
2,800	Apple Inc.	1,571,108
5,500	Electronics for Imaging, Inc.*	213,015
1,000	Hewlett-Packard Company	27,980
3,300	NCR Corporation*	112,398
1,600	NetApp, Inc.	65,824
3,900	SanDisk Corp.	275,106
9,500	Seagate Technology PLC	533,520
1,200	Silicon Graphics International Corporation*	16,092
1,300	Stratasys Ltd.*	175,110
6,900	Western Digital Corp.	578,910
		4,070,885

	Construction & Engineering - 0.6%
5,000	Chicago Bridge & Iron Company N.V. NYS	415,700
2,600	EMCOR Group, Inc.	110,344
4,000	Fluor Corp.	321,160
7,300	Jacobs Engineering Group Inc.*	459,827
		1,307,031

	Construction Materials - 0.1%
2,100	Texas Industries, Inc.*	144,438

	Consumer Finance - 0.7%
6,500	American Express Co.	589,745
2,000	Capital One Financial Corp.	153,220
13,200	Discover Financial Services	738,540
500	Encore Capital Group, Inc.*	25,130
1,200	SLM Corporation	31,536
500	World Acceptance Corporation*	43,765
		1,581,936

	Consumer Services - Diversified - 0.2%
1,500	New Oriental Education & Technology Group, Inc. - SP-ADR	47,250
4,700	Sotheby's	250,040
1,900	TAL Education Group - ADR*	41,781
1,000	Weight Watchers International, Inc.	32,930
		372,001

	Containers & Packaging - 0.4%
1,100	Avery Dennison Corporation	55,209
3,000	Ball Corp.	154,980
3,300	Bemis Company, Inc.	135,168
3,000	Owens-Illinois, Inc.*	107,340
3,800	Packaging Corp of America	240,464
3,800	Sealed Air Corporation	129,390
2,100	Sonoco Products Company	87,612
		910,163

	Distributors - 0.0%
1,300	Genuine Parts Co.	108,147

	Electric Utilities - 0.0%
1,000	Westar Energy, Inc.	32,170
1,000	Xcel Energy, Inc.	27,940
		60,110

	Electrical Equipment - 1.1%
4,400	Eaton Corp. PLC	334,928
3,100	Emerson Electric Co.	217,558
500	EnerSys	35,045
3,800	Franklin Electric Co., Inc.	169,632
1,600	Generac Holdings, Inc.	90,624
2,800	Hubbell Incorporated Cl B	304,920
2,100	Rockwell Automation, Inc.	248,136
2,400	Roper Industries, Inc.	332,832
4,500	Sensata Technologies Holding N.V.*	174,465
8,600	Solarcity Corporation*	488,652
		2,396,792

	Electronic Equipment, Instruments & Components - 1.1%
2,200	Amphenol Corporation	196,196
700	Anixter International Inc.	62,888
1,700	Belden Inc.	119,765
6,200	Benchmark Electronics, Inc.*	143,096
1,600	CDW Corporation of Delaware	37,376
700	Checkpoint Systems, Inc.*	11,039
1,500	Cognex Corporation*	57,270
2,400	Coherent, Inc.*	178,536
400	FEI Company	35,744
19,200	Flextronics International Ltd.*	149,184
6,600	InvenSense Inc.*	137,148
1,900	Jabil Circuit, Inc.	33,136
400	Littelfuse, Inc.	37,172
4,000	Measurement Specialties, Inc.*	242,760
6,100	Methode Electronics, Inc.	208,559
1,000	OSI Systems, Inc.*	53,110
1,600	PC Connection, Inc.	39,760
2,000	Rogers Corporation*	123,000
8,900	Sanmina-SCI Corp.*	148,630
6,900	TE Connectivity Limited	380,259
1,500	Trimble Navigation Ltd.*	52,050
1,200	Universal Display Corporation*	41,232
		2,487,910

	Energy Equipment & Services - 0.8%
1,600	Baker Hughes Incorporated	88,416
1,500	Dril-Quip, Inc.*	164,895
1,100	Ensco PLC	62,898
2,900	FMC Technologies, Inc.*	151,409
3,100	Halliburton Co.	157,325
2,100	Helmerich & Payne, Inc.	176,568
4,200	Hercules Offshore, Inc.*	27,426
600	National-Oilwell Varco Inc.	47,718
7,200	Newpark Resources, Inc.*	88,488
3,300	Noble Corporation	123,651
800	Oceaneering International, Inc.	63,104
18,500	Parker Drilling Co.*	150,405
6,100	Patterson-UTI Energy, Inc.	154,452
3,400	RPC, Inc.	60,690
1,700	Schlumberger Ltd.	153,187
500	Transocean Ltd.	24,710
5,400	Weatherford International Ltd.*	83,646
		1,778,988

	Financial Services - Diversified - 1.5%
33,600	Bank of America Corp.	523,152
6,400	Berkshire Hathaway Inc. Cl B*	758,784
1,000	CBOE Holdings Inc.	51,960
7,400	Citigroup Inc.	385,614
1,500	CME Group Inc.	117,690
2,000	Interactive Brokers Group, Inc.	48,680
1,995	IntercontinentalExchange Inc.	448,715
2,700	JPMorgan Chase & Co.	157,896
1,700	Leucadia National Corporation	48,178
1,600	MCGraw Hill Financial Inc.	125,120
1,800	Moody's Corporation	141,246
1,100	MSCI Inc.*	48,092
5,200	The NASDAQ OMX Group, Inc.	206,960
7,700	NewStar Financial, Inc.*	136,829
		3,198,916

	Food & Staples Retailing - 1.2%
9,800	Costco Wholesale Corp.	1,166,298
4,800	CVS Caremark Corporation	343,536
1,600	Fairway Group Holdings Corp.*	28,992
1,200	PriceSmart, Inc.	138,648
25,700	Rite Aid Corporation*	130,042
800	Safeway Inc.	26,056
400	United Natural Foods, Inc.*	30,156
2,600	Walgreen Company	149,344
1,400	Wal-Mart Stores, Inc.	110,166
9,000	Whole Foods Market, Inc.	520,470
		2,643,708

	Food Products - 1.2%
4,100	B & G Foods Inc.	139,031
1,700	Bunge Limited	139,587
2,000	Chiquita Brands International, Inc.*	23,400
1,000	ConAgra Foods, Inc.	33,700
600	Diamond Foods, Inc.*	15,504
5,500	Green Mountain Coffee Roasters, Inc.*	415,690
1,700	The Hain Celestial Group, Inc.*	154,326
5,100	Hormel Foods Corporation	230,367
14,500	Inventure Foods, Inc.*	192,270
1,800	Kraft Foods Group, Inc.	97,056
600	Lifeway Foods, Inc.	9,588
4,500	McCormick & Company, Inc.	310,140
1,100	Mead Johnson Nutrition Company	92,136
1,500	Mondelez International Inc.	52,950
2,000	The J.M. Smucker Co.	207,240
6,100	SunOpta Inc.*	61,061
2,500	TreeHouse Foods, Inc.*	172,300
500	Tyson Foods, Inc.	16,730
2,400	Unilever N.V. NYS	96,552
6,000	WhiteWave Foods Company*	137,640
		2,597,268

	Gas Utilities - 0.1%
1,500	ONEOK, Inc.	93,270
2,300	Questar Corporation	52,877
900	Southwest Gas Corporation	50,319
		196,466

	Health Care Equipment & Supplies - 2.1%
2,400	Abbott Laboratories	91,992
3,000	Align Technology, Inc.*	171,450
1,700	ArthroCare Corporation*	68,408
5,300	AtriCure, Inc.*	99,004
1,000	Baxter International Inc.	69,550
2,300	Becton, Dickinson and Company	254,127
23,300	Boston Scientific Corporation*	280,066
4,700	CareFusion Corporation*	187,154
3,500	Covidien PLC	238,350
1,300	Cyberonics, Inc.*	85,163
2,200	DENTSPLY International Inc.	106,656
5,300	Endologix, Inc.*	92,432
500	Greatbatch, Inc.*	22,120
300	IDEXX Laboratories, Inc.*	31,911
200	Intuitive Surgical, Inc.*	76,816
2,800	Medtronic, Inc.	160,692
800	Quidel Corporation*	24,712
1,700	ResMed Inc.	80,036
900	Smith & Nephew plc - SP-ADR	64,566
21,900	The Spectranetics Corporation*	547,500
6,200	St. Jude Medical, Inc.	384,090
7,300	Stryker Corp.	548,522
2,000	Symmetry Medical Inc.*	20,160
7,800	Varian Medical Systems, Inc.*	605,982
3,500	Zimmer Holdings, Inc.	326,165
		4,637,624

	Health Care Providers & Services - 2.5%
5,900	Acadia Healthcare Company, Inc.*	279,247
1,700	Addus HomeCare Corp.*	38,165
1,100	Aetna Inc.	75,449
4,900	Air Methods Corporation*	285,817
1,900	AmerisourceBergen Corporation	133,589
9,100	AMN Healthcare Services, Inc.*	133,770
5,000	Cardinal Health, Inc.	334,050
500	Catamaran Corporation*	23,740
4,300	CIGNA Corp.	376,164
11,300	CorVel Corporation*	527,710
600	DaVita, Inc.*	38,022
2,000	The Ensign Group, Inc.	88,540
1,700	Express Scripts Holding Company*	119,408
3,300	Humana Inc.	340,626
300	Laboratory Corporation of America Holdings*	27,411
900	LifePoint Hospitals, Inc.*	47,556
4,200	McKesson Corp.	677,880
600	Omnicare, Inc.	36,216
3,800	Patterson Companies Inc.	156,560
6,400	Henry Schein, Inc.*	731,264
400	Tenet Healthcare Corp.*	16,848
900	UnitedHealth Group Incorporated	67,770
6,100	Universal Health Services, Inc. Cl B	495,686
2,800	VCA Antech, Inc.*	87,808
900	WellCare Health Plans Inc.*	63,378
3,300	WellPoint, Inc.	304,887
		5,507,561

	Health Care Technology - 0.4%
900	athenahealth Inc.*	121,050
7,300	Cerner Corp.*	406,902
500	Computer Programs and Systems, Inc.	30,905
6,600	MedAssets, Inc.*	130,878
600	Medidata Solutions, Inc.*	36,342
4,300	Omnicell, Inc.*	109,779
		835,856

	Hotels, Restaurants & Leisure - 6.7%
600	500.com Ltd. - ADR*	21,222
700	AFC Enterprises, Inc.*	26,950
600	Bob Evans Farms, Inc.	30,354
7,400	Boyd Gaming Corp.*	83,324
7,800	Brinker International, Inc.	361,452
1,300	Buffalo Wild Wings Inc.*	191,360
1,900	Caesars Entertainment Corp.*	40,926
6,100	The Cheesecake Factory Inc.	294,447
900	Chipotle Mexican Grill, Inc.*	479,502
3,900	Cracker Barrel Old Country Store, Inc.	429,273
1,400	Darden Restaurants, Inc.	76,118
2,700	Denny's Corp.*	19,413
2,100	DineEquity, Inc.	175,455
13,000	Domino's Pizza, Inc.	905,450
5,600	Dunkin' Brands Group Inc.	269,920
3,300	Home Inns & Hotels Management, Inc. - ADR*	144,012
2,700	Hyatt Hotels Corp.*	133,542
4,200	InterContinental Hotels Group PLC - ADR	140,406
1,000	International Game Technology	18,160
3,700	Jack in the Box Inc.*	185,074
11,300	Jamba, Inc.*	140,459
19,700	Krispy Kreme Doughnuts, Inc.*	380,013
8,200	Las Vegas Sands Corp.	646,734
800	LIFE TIME FITNESS, Inc.*	37,600
4,500	Luby's, Inc.*	34,740
9,300	Marriott International Inc.	459,048
3,500	Marriott Vacations Worldwide Corporation*	184,660
36,300	Melco Crown Entertainment Ltd. - ADR*	1,423,686
34,500	MGM Resorts International*	811,440
3,200	Monarch Casino & Resort, Inc.*	64,256
2,500	Multimedia Games Holding Company Inc.*	78,400
2,700	Panera Bread Co.*	477,063
21,400	Papa John's International, Inc.	971,560
800	Penn National Gaming, Inc.*	11,464
1,600	Red Robin Gourmet Burgers Inc.*	117,664
11,500	Ruth's Hospitality Group Inc.	163,415
19,700	Sonic Corp.*	397,743
26,100	Starbucks Corp.	2,045,979
7,600	Starwood Hotels & Resorts Worldwide, Inc.	603,820
1,500	Texas Roadhouse, Inc.	41,700
12,700	The Wendy's Company	110,744
4,700	Wyndham Worldwide Corp.	346,343
5,300	Wynn Resorts Ltd.	1,029,313
400	Yum! Brands, Inc.	30,244
		14,634,448

	Household Durables - 2.0%
3,200	Beazer Homes USA, Inc.*	78,144
9,200	D.R. Horton, Inc.*	205,344
1,000	Ethan Allen Interiors Inc.	30,420
600	Garmin Ltd.	27,732
1,200	Harman International Industries, Inc.	98,220
27,400	Hovnanian Enterprises, Inc.*	181,388
1,300	iRobot Corporation*	45,201
12,800	Jarden Corporation*	785,280
2,200	KB Home	40,216
11,500	La-Z-Boy Inc.	356,500
8,200	Leggett & Platt, Incorporated	253,708
9,900	Lennar Corporation	391,644
1,700	Mohawk Industries, Inc.*	253,130
4,600	Newell Rubbermaid Inc.	149,086
10,200	PulteGroup Inc.	207,774
2,100	The Ryland Group, Inc.	91,161
1,200	SodaStream International Ltd.*	59,568
4,300	Tempur-Pedic International Inc.*	232,028
7,700	Toll Brothers, Inc.*	284,900
4,800	Tupperware Brands Corp.	453,744
1,200	Whirlpool Corporation	188,232
		4,413,420

	Household Products - 0.5%
1,100	The Clorox Company	102,036
2,900	Colgate-Palmolive Co.	189,109
3,100	Energizer Holdings, Inc.	335,544
400	Kimberly-Clark Corporation	41,784
500	The Procter & Gamble Company	40,705
1,400	Spectrum Brands Holdings, Inc.	98,770
3,100	WD-40 Co.	231,508
		1,039,456

	Industrial Conglomerates - 0.5%
1,100	3M Co.	154,275
2,100	Carlisle Companies Incorporated	166,740
1,500	Danaher Corporation	115,800
6,000	General Electric Company	168,180
4,800	Koninklijke Philips Electronics N.V. NYS	177,456
1,600	Siemens AG - SP-ADR	221,616
		1,004,067

	Insurance - 3.4%
1,000	ACE Limited	103,530
13,700	AEGON N.V. NYS	129,876
3,200	Aflac, Inc.	213,760
1,000	Allied World Assurance Company Holdings AG	112,810
600	The Allstate Corporation	32,724
2,900	American Financial Group, Inc.	167,388
3,900	American International Group, Inc.	199,095
800	Aon PLC	67,112
1,200	Aspen Insurance Holdings Ltd.	49,572
3,900	Assurant, Inc.	258,843
800	The Chubb Corporation	77,304
17,300	CNO Financial Group, Inc.	306,037
12,300	eHealth, Inc.*	571,827
900	Everest Re Group, Ltd.	140,283
1,800	Fidelity National Financial, Inc.	58,410
6,100	First American Financial Corporation	172,020
21,800	Genworth Financial Inc.*	338,554
10,100	The Hartford Financial Services Group, Inc.	365,923
4,100	HCI Group, Inc.	219,350
1,100	Kemper Corporation	44,968
7,300	Lincoln National Corporation	376,826
9,400	Marsh & McLennan Companies, Inc.	454,584
10,100	MBIA Inc.*	120,594
5,100	MetLife, Inc.	274,992
3,400	Platinum Underwriters Holdings, Ltd.	208,352
1,800	Principal Financial Group, Inc.	88,758
800	The Progressive Corporation	21,816
4,600	Protective Life Corporation	233,036
7,000	Prudential Financial, Inc.	645,540
1,700	Stewart Information Services Corporation	54,859
9,300	Torchmark Corp.	726,795
2,200	The Travelers Companies, Inc.	199,188
5,400	Unum Group	189,432
4,100	XL Group PLC	130,544
		7,354,702

	Internet & Catalog Retail - 3.7%
5,000	Amazon.com, Inc.*	1,993,950
600	Blue Nile, Inc.*	28,254
14,000	Ctrip.com International, Ltd. - ADR*	694,680
4,100	Expedia, Inc.	285,606
2,120	FTD Companies, Inc.*	69,070
40,800	Groupon, Inc.*	480,216
2,600	HomeAway Inc.*	106,288
3,400	HSN, Inc.	211,820
2,300	Liberty Interactive Corporation*	281,957
8,000	Liberty Interactive Corporation Cl A*	234,800
3,500	Netflix Inc.*	1,288,595
9,200	Nutrisystem, Inc.	151,248
14,300	Orbitz Worldwide, Inc.*	102,674
6,500	Overstock.com, Inc.*	200,135
900	Priceline.com Inc.*	1,046,160
2,000	Shutterfly, Inc.*	101,860
9,300	TripAdvisor Inc.*	770,319
		8,047,632

	Internet Software & Services - 5.2%
5,200	Akamai Technologies, Inc.*	245,336
9,000	Autobytel Inc.*	136,170
6,400	Baidu, Inc. - SP-ADR*	1,138,432
12,700	BroadVision, Inc.*	123,190
900	China Finance Online Company - ADR*	5,661
800	CoStar Group Inc.*	147,664
3,800	Demandware Inc.*	243,656
1,500	Digital River, Inc.*	27,750
1,100	eBay Inc.*	60,379
200	Equinix, Inc.*	35,490
8,800	Facebook Inc.*	481,008
700	Gogo Inc.*	17,367
1,700	Google Inc.*	1,905,207
1,100	IAC/InterActiveCorp	75,559
9,000	Internet Initiative Japan Inc. - SP-ADR	120,330
2,700	j2 Global, Inc.	135,027
1,900	LinkedIn Corporation*	411,977
600	MercadoLibre Inc.	64,674
3,100	Monster Worldwide, Inc.*	22,103
12,000	Move, Inc.*	191,880
3,300	NetEase.com Inc. - ADR	259,380
5,600	NIC Inc.	139,272
4,200	OpenTable, Inc.*	333,354
5,300	Pandora Media Inc.*	140,980
1,900	Qihoo 360 Technology Co. Ltd. - ADR*	155,895
1,900	Rackspace Hosting, Inc.*	74,347
2,800	Renren, Inc. - ADR*	8,540
600	Shutterstock Inc.*	50,178
1,900	SINA Corporation*	160,075
4,800	Sohu.com Inc.*	350,064
400	SouFun Holdings Limited - ADR	32,964
2,200	Trulia, Inc.*	77,594
2,700	Twitter, Inc.*	171,855
6,900	ValueClick, Inc.*	161,253
4,800	VeriSign, Inc.*	286,944
1,100	VistaPrint N.V.*	62,535
3,000	Web.com Group Inc.*	95,370
900	WebMD Health Corp.*	35,550
31,300	Yahoo! Inc.*	1,265,772
7,800	Yandex N.V.*	336,570
3,800	Yelp Inc.*	262,010
2,800	Youku Tudou Inc.*	84,840
9,400	YY Inc. - ADR*	472,632
8,600	Zillow, Inc.*	702,878
		11,309,712

	IT Services - 4.6%
1,000	Accenture PLC	82,220
7,100	Acxiom Corporation*	262,558
800	Alliance Data Systems Corporation*	210,344
1,200	Automatic Data Processing, Inc.	96,972
5,200	Broadridge Financial Solutions Inc.	205,504
8,100	Cognizant Technology Solutions Corp.*	817,938
1,300	Computer Sciences Corporation	72,644
2,300	CSG Systems International, Inc.	67,620
7,200	DST Systems, Inc.	653,328
3,200	Euronet Worldwide, Inc.*	153,120
14,200	Fidelity National Information Services, Inc.	762,256
8,100	Fiserv, Inc.*	478,305
2,300	FleetCor Technologies Inc.*	269,491
4,400	Gartner, Inc.*	312,620
1,900	Global Payments Inc.	123,481
10,400	Jack Henry & Associates, Inc.	615,784
5,300	iGATE Corporation*	212,848
1,600	Infosys Limited - SP-ADR	90,560
300	International Business Machines Corporation	56,271
1,800	Mastercard, Inc.	1,503,828
7,600	Paychex, Inc.	346,028
13,800	Sapient Corp.*	239,568
4,300	Sykes Enterprises, Incorporated*	93,783
2,700	TeleTech Holdings, Inc.*	64,638
1,000	Teradata Corp.*	45,490
8,000	Total System Services, Inc.	266,240
3,100	Vantiv, Inc.*	101,091
7,900	VeriFone Systems, Inc.*	211,878
7,500	Visa Inc.	1,670,100
		10,086,508

	Leisure Equipment & Products - 0.3%
1,300	Brunswick Corporation	59,878
2,300	Hasbro, Inc.	126,523
5,500	Nautilus, Inc.*	46,365
1,500	Polaris Industries Inc.	218,460
8,700	Smith & Wesson Holding Corporation*	117,363
1,800	Sturm, Ruger & Company, Inc.	131,562
		700,151

	Life Sciences Tools & Services - 0.8%
17,700	Affymetrix, Inc.*	151,689
5,500	Agilent Technologies, Inc.	314,545
4,000	Illumina, Inc.*	442,480
1,300	Mettler-Toledo International Inc.*	315,367
1,800	Parexel International Corp.*	81,324
2,200	PerkinElmer, Inc.	90,706
3,700	Thermo Fisher Scientific, Inc.	411,995
		1,808,106

	Machinery - 3.2%
600	AGCO Corporation	35,514
8,600	Alamo Group Inc.	521,934
3,800	Barnes Group Inc.	145,578
700	Caterpillar Inc.	63,567
3,900	Columbus McKinnon Corporation*	105,846
5,400	Crane Co.	363,150
1,500	Cummins Inc.	211,455
1,300	Deere & Company	118,729
3,700	Donaldson Company, Inc.	160,802
1,600	Federal Signal Corporation*	23,440
1,100	Graco Inc.	85,932
3,500	Hardinge, Inc.	50,645
8,200	IDEX Corporation	605,570
4,100	Illinois Tool Works Inc.	344,728
1,100	Ingersoll-Rand PLC	67,760
2,000	ITT Corp.	86,840
600	Joy Global Inc.	35,094
3,200	Kennametal Inc.	166,624
900	Lincoln Electric Holdings, Inc.	64,206
16,200	Mueller Water Products, Inc.	151,794
700	Navistar International Corp.*	26,733
1,400	Nordson Corporation	104,020
2,100	PACCAR Inc.	124,257
6,700	Pall Corp.	571,845
2,400	Parker Hannifin Corp.	308,736
2,800	Pentair Ltd.	217,476
6,400	Snap-On, Inc.	700,928
2,300	Stanley Black & Decker Inc.	185,587
2,600	Tennant Company	176,306
9,400	Terex Corp.	394,706
1,400	The Timken Company	77,098
3,800	The Toro Co.	241,680
1,500	Trinity Industries, Inc.	81,780
4,700	Wabtec Corporation	349,069
1,000	Watts Water Technologies, Inc.	61,870
		7,031,299

	Marine - 0.0%
10,700	DryShips Inc.*	50,290

	Media - 4.1%
6,400	CBS Corp. Cl B Non-Voting	407,936
900	Charter Communications, Inc.*	123,084
4,500	Comcast Corp.	233,843
5,600	DIRECTV*	386,904
7,700	Discovery Communications, Inc.*	696,234
4,600	DISH Network Corp.*	266,432
7,700	The Walt Disney Co.	588,280
600	DreamWorks Animation SKG, Inc.*	21,300
4,500	Emmis Communications Corporation*	12,105
4,100	Entravision Communications Corporation	24,969
2,400	Gannett Co., Inc.	70,992
1,000	Grupo Televisa S.A.B. - SP-ADR	30,260
1,000	IMAX Corp.*	29,480
14,700	The Interpublic Group of Companies, Inc.	260,190
1,900	Lamar Advertising Company*	99,275
1,316	Liberty Global plc Cl A*	117,111
385	Liberty Global plc Series C*	32,463
1,100	Liberty Media Corporation*	161,095
2,800	LIN Media LLC*	80,388
8,400	Lions Gate Entertainment Corp.	265,944
10,100	Live Nation Entertainment, Inc.*	199,576
25,700	Media General, Inc.*	580,820
2,300	Morningstar, Inc.	179,607
6,900	The New York Times Company	109,503
3,800	Nexstar Broadcasting Group, Inc.	211,774
6,200	Omnicom Group Inc.	461,094
500	Reed Elsevier PLC-SP-ADR	30,025
3,000	Scripps Networks Interactive	259,230
5,400	Sinclair Broadcast Group, Inc.	192,942
142,700	Sirius XM Holdings Inc.* (f/k/a Sirius XM Radio Inc.)	498,023
14,600	Starz-Liberty Capital*	426,904
2,300	Time Warner Cable Inc.	311,650
4,100	Time Warner Inc.	285,852
18,600	Twenty-First Century Fox, Inc. Cl B	643,560
2,000	Valassis Communications, Inc.	68,500
6,900	Viacom Inc. Cl B	602,646
		8,969,991

	Metals & Mining - 0.6%
5,500	AK Steel Holding Corporation*	45,100
1,200	Allegheny Technologies, Inc.	42,756
3,100	Cliffs Natural Resources Inc.	81,251
4,400	Commercial Metals Company	89,452
2,400	Freeport-McMoRan Copper & Gold Inc.	90,576
2,300	IAMGOLD Corp.	7,659
5,600	Mechel - SP-ADR*	14,336
1,600	Molycorp, Inc.*	8,992
13,800	NovaGold Resources Inc.*	35,052
700	Rio Tinto PLC - SP-ADR	39,501
1,700	Steel Dynamics, Inc.	33,218
6,800	Stillwater Mining Company*	83,912
900	SunCoke Energy, Inc.*	20,529
9,000	Taseko Mines Ltd.*	19,080
1,200	Ternium SA - SP-ADR	37,560
6,700	United States Steel Corporation	197,650
6,400	US Silica Holdings Inc.	218,304
5,600	Walter Energy, Inc.	93,128
5,600	Worthington Industries, Inc.	235,648
		1,393,704

	Multiline Retail - 0.9%
1,300	Big Lots, Inc.*	41,977
500	Dillard's, Inc.	48,605
6,800	Dollar General Corp.*	410,176
7,500	Dollar Tree, Inc.*	423,150
2,100	Family Dollar Stores, Inc.	136,437
1,400	Kohl's Corp.	79,450
10,100	Macy's, Inc.	539,340
3,100	Nordstrom, Inc.	191,580
8,500	Tuesday Morning Corporation*	135,660
		2,006,375

	Multi-Utilities - 0.1%
500	MDU Resources Group, Inc.	15,275
400	Sempra Energy	35,904
2,000	Vectren Corporation	71,000
		122,179

	Office Electronics - 0.1%
7,300	Xerox Corporation	88,841
700	Zebra Technologies Corporation*	37,856
		126,697

	Oil, Gas & Consumable Fuels - 1.9%
300	Apache Corp.	25,782
6,300	Carrizo Oil & Gas, Inc.*	282,051
17,200	Cheniere Energy, Inc.*	741,664
4,800	Chesapeake Energy Corporation	130,272
1,900	Concho Resources Inc.*	205,200
3,100	ConocoPhillips	219,015
1,800	Crosstex Energy, Inc.	65,088
400	Devon Energy Corporation	24,748
1,200	Energen Corporation	84,900
700	EOG Resources, Inc.	117,488
300	EQT Corporation	26,934
700	Exxon Mobil Corporation	70,840
3,400	Gulfport Energy Corporation*	214,710
1,600	Hess Corp.	132,800
600	HollyFrontier Corporation	29,814
15,900	James River Coal Company*	21,465
16,100	Kodiak Oil & Gas Corp.*	180,481
400	Marathon Petroleum Corporation	36,692
2,200	Newfield Exploration Company*	54,186
2,000	Noble Energy, Inc.	136,220
900	Northern Oil & Gas, Inc.*	13,563
3,800	Oasis Petroleum Inc.*	178,486
1,800	Occidental Petroleum Corp.	171,180
2,200	Peabody Energy Corporation	42,966
1,200	Phillips 66	92,556
1,900	Pioneer Natural Resources Co.	349,733
2,900	Rentech, Inc.*	5,075
3,600	Stone Energy Corporation*	124,524
13,100	TransGlobe Energy Corp.*	109,516
1,300	Valero Energy Corporation	65,520
4,000	Western Refining, Inc.	169,640
800	Whiting Petroleum Corp.*	49,496
		4,172,605

	Paper & Forest Products - 0.3%
9,500	P.H. Glatfelter Co.	262,580
2,300	International Paper Co.	112,769
1,100	KapStone Paper and Packaging Corporation*	61,446
4,700	Louisiana-Pacific Corp.*	86,997
3,900	Schweitzer-Mauduit International, Inc.	200,733
		724,525

	Personal Products - 0.3%
3,100	Herbalife Ltd.	243,970
2,100	The Estee Lauder Companies Inc.	158,172
1,500	Nu Skin Enterprises, Inc.	207,330
		609,472

	Pharmaceuticals - 1.6%
4,700	AbbVie Inc.	248,207
1,500	Allergan, Inc.	166,620
2,900	AstraZeneca PLC - SP-ADR	172,173
14,900	AVANIR Pharmaceuticals Inc.*	50,064
600	Bayer AG - SP-ADR	85,200
2,300	Bristol-Myers Squibb Company	122,245
1,900	Endo Health Solutions Inc.*	128,174
1,700	Forest Laboratories, Inc.*	102,051
300	GlaxoSmithKline-PLC - SP-ADR	16,017
5,100	Jazz Pharmaceuticals, Inc.*	645,456
1,700	Johnson & Johnson	155,703
2,200	The Medicines Company*	84,964
600	Merck & Co., Inc.	30,030
3,200	Mylan, Inc.*	138,880
1,300	Perrigo Co.	199,545
6,600	Pfizer Inc.	202,158
2,400	Questcor Pharmaceuticals, Inc.	130,680
900	Salix Pharmaceuticals, Ltd.*	80,946
3,900	Sanofi - ADR	209,157
5,000	SciClone Pharmaceuticals, Inc.*	25,200
1,400	Shire PLC- ADR	197,806
600	Teva Pharmaceutical Industries Ltd. - SP-ADR	24,048
2,100	Valeant Pharmaceuticals International, Inc.*	246,540
10,700	VIVUS Inc.*	97,156
		3,559,020

	Professional Services - 1.3%
2,500	51job, Inc. - ADR*	194,750
2,700	The Advisory Board Company*	171,909
1,400	The Dun & Bradstreet Corporation	171,850
1,200	Franklin Covey Co.*	23,856
1,700	FTI Consulting, Inc.*	69,938
3,600	IHS Inc.*	430,920
5,000	Kelly Services, Inc.	124,700
4,300	Manpowergroup Inc.	369,198
1,400	Nielsen Holdings N.V.	64,246
12,800	On Assignment, Inc.*	446,976
2,200	Robert Half International, Inc.	92,378
400	Stantec Inc.	24,800
2,400	Towers Watson & Company	306,264
4,800	TrueBlue, Inc.*	123,744
2,400	Verisk Analytics, Inc.*	157,728
2,200	VSE Corporation	105,622
		2,878,879

	Real Estate Management & Development - 0.0%
2,800	CBRE Group, Inc.*	73,640

	Road & Rail - 1.4%
3,000	Arkansas Best Corporation	101,040
13,300	Avis Budget Group, Inc.*	537,586
2,400	CSX Corp.	69,048
19,500	Hertz Global Holdings, Inc.*	558,090
5,500	J.B. Hunt Transportation Services, Inc.	425,150
3,800	Kansas City Southern	470,554
2,600	Norfolk Southern Corporation	241,358
3,200	Old Dominion Freight Line, Inc.*	169,664
2,400	Ryder Systems, Inc.	177,072
2,200	Union Pacific Corp.	369,600
1,200	YRC Worldwide, Inc.*	20,844
		3,140,006

	Semiconductors & Semiconductor Equipment - 3.2%
3,800	Advanced Energy Industries, Inc.*	86,868
20,800	Advanced Micro Devices, Inc.*	80,496
3,500	Analog Devices, Inc.	178,255
4,000	Applied Materials, Inc.	70,760
5,600	ARM Holdings plc - SP-ADR	306,544
1,100	ASML Holding N.V. NYS	103,070
11,300	Atmel Corporation*	88,479
3,700	Avago Technologies Ltd.	195,693
900	Broadcom Corporation	26,685
6,100	Canadian Solar Inc.*	181,902
4,900	Cavium Inc.*	169,099
2,000	ChipMOS TECHNOLOGIES (Bermuda) LTD.	38,480
4,900	Cree, Inc.*	306,593
17,100	Entegris Inc.*	198,360
10,200	First Solar, Inc.*	557,328
10,300	Himax Technologies, Inc. - ADR	151,513
16,100	Integrated Device Technology, Inc.*	164,059
5,200	Intel Corporation	134,992
1,100	International Rectifier Corporation*	28,677
11,600	JA Solar Holdings Company, Ltd. - ADR*^	106,372
700	JinkoSolar Holding Company Limited - ADR*	20,510
3,800	KLA-Tencor Corp.	244,948
17,000	Kulicke and Soffa Industries, Inc.*	226,100
3,500	Lam Research Corporation*	190,575
8,600	Lattice Semiconductor Corp.*	47,386
21,100	LDK Solar Company Ltd. - ADR*	27,641
3,100	Linear Technology Corporation	141,205
11,800	LTX-Credence Corporation*	94,282
11,300	Marvell Technology Group Ltd.	162,494
17,300	Micron Technology, Inc.*	376,448
900	Nanometrics Incorporated*	17,145
2,600	NVIDIA Corp.	41,652
7,200	NXP Semiconductors N.V.*	330,696
700	OmniVision Technologies, Inc.*	12,040
8,700	ON Semiconductor Corp.*	71,688
10,500	PDF Solutions, Inc.*	269,010
700	PMC-Sierra, Inc.*	4,501
14,900	RF Micro Devices, Inc.*	76,884
1,200	Rubicon Technology, Inc.*	11,940
600	Sigma Designs, Inc.*	2,832
11,100	Skyworks Solutions, Inc.*	317,016
9,700	SunEdison, Inc.*	126,585
11,200	SunPower Corporation*	333,872
2,100	Synaptics Incorporated*	108,801
4,400	Texas Instruments Incorporated	193,204
3,000	Trina Solar Limited - SP-ADR*	41,010
15,500	TriQuint Semiconductor, Inc.*	129,270
2,400	Xilinx, Inc.	110,208
21,800	Yingli Green Energy Holding Co. Ltd. - ADR*	110,090
		7,014,258

	Software - 3.2%
1,400	Activision Blizzard, Inc.	24,962
6,600	Adobe Systems Inc.*	395,208
5,900	Advent Software, Inc.	206,441
5,500	Autodesk, Inc.*	276,815
1,300	AVG Technologies N.V.*	22,373
400	Barracuda Networks, Inc.*	15,872
700	Blackbaud, Inc.	26,355
900	BroadSoft Inc.*	24,606
1,900	CA, Inc.	63,935
500	Cadence Design Systems, Inc.*	7,010
5,800	Check Point Software Technologies Ltd.*	374,216
1,000	Citrix Systems, Inc.*	63,250
3,200	Compuware Corp.	35,872
200	Concur Technologies, Inc.*	20,636
1,500	Ebix, Inc.	22,080
800	Electronic Arts Inc.*	18,352
800	FactSet Research Systems Inc.	86,864
6,200	Fair Isaac Corp.	389,608
600	FireEye Inc.*	26,166
6,600	Fortinet Inc.*	126,258
14,200	Giant Interactive Group Inc. - ADR	159,608
14,500	Glu Mobile Inc.*	56,405
600	Imperva Inc.*	28,878
6,500	Informatica Corp.*	269,750
3,500	Intuit Inc.	267,120
12,200	Mentor Graphics Corporation	293,654
500	MICROS Systems, Inc.*	28,685
1,500	Microsoft Corporation	56,145
3,100	NetSuite Inc.*	319,362
2,500	Oracle Corp.	95,650
800	Pegasystems Inc.	39,344
6,000	Progress Software Corporation*	154,980
2,100	PTC Inc.*	74,319
4,400	QLIK Technologies Inc.*	117,172
600	Red Hat, Inc.*	33,624
700	Rovi Corporation*	13,783
6,900	Salesforce.com, Inc.*	380,811
1,200	SAP AG - SP-ADR	104,568
1,900	SS&C Technologies Holdings, Inc.*	84,094
6,400	Symantec Corp.	150,912
800	Synchronoss Technologies, Inc.*	24,856
8,000	Synopsys, Inc.*	324,560
10,300	Tyler Technologies, Inc.*	1,051,939
1,100	The Ultimate Software Group, Inc.*	168,542
2,200	Virnetx Holding Corporation*	42,702
2,500	VMware Inc.*	224,275
31,900	Zynga Inc.*	121,220
		6,913,837

	Specialty Retail - 5.8%
800	Advance Auto Parts, Inc.	88,544
1,800	AutoNation, Inc.*	89,442
900	AutoZone, Inc.*	430,146
5,000	Bed Bath & Beyond Inc.*	401,500
20,300	Best Buy Co., Inc.	809,564
36,000	Borders Group, Inc.*(b)	–
2,100	Cabela's Incorporated*	139,986
11,700	CarMax, Inc.*	550,134
700	The Children's Place Retail Stores, Inc.*	39,879
3,000	Conn's, Inc.*	236,370
11,200	Dick's Sporting Goods, Inc.	650,720
2,400	DSW, Inc.	102,552
3,600	Express, Inc.*	67,212
3,700	Five Below, Inc.*	159,840
1,000	Foot Locker, Inc.	41,440
4,200	Francesca's Holdings Corporation*	77,322
1,000	GameStop Corporation	49,260
3,500	The Gap, Inc.	136,780
1,900	GNC Acquisition Holdings Inc.	111,055
3,100	Group 1 Automotive, Inc.	220,162
7,000	hhgregg, Inc.*	97,790
1,000	Hibbett Sports Inc.*	67,210
13,400	The Home Depot, Inc.	1,103,356
2,200	L Brands, Inc.	136,070
17,400	Lithia Motors, Inc.	1,207,908
23,700	Lowe's Companies, Inc.	1,174,335
7,100	Lumber Liquidators Holdings, Inc.*	730,519
19,900	Office Depot, Inc.*	105,271
5,600	O'Reilly Automotive, Inc.*	720,776
500	Outerwall Inc.*	33,635
500	Penske Automotive Group, Inc.	23,580
3,900	PetSmart, Inc.	283,725
1,500	Rent-A-Center, Inc.	50,010
3,800	Ross Stores, Inc.	284,734
500	Select Comfort Corporation*	10,545
400	Signet Jewelers Ltd.	31,480
8,100	Sonic Automotive, Inc.	198,288
1,600	Staples, Inc.	25,424
2,100	Tiffany & Co.	194,838
2,500	The Tile Shop Holdings, Inc.*	45,175
8,400	The TJX Companies, Inc.	535,332
3,300	Tractor Supply Company	256,014
1,400	Ulta Salon, Cosmetics & Fragrance, Inc.*	135,128
2,600	Urban Outfitters, Inc.*	96,460
2,200	Vitamin Shoppe, Inc.*	114,422
8,100	Williams-Sonoma, Inc.	472,068
12,700	Zale Corporation*	200,279
		12,736,280

	Telecommunication Services - Diversified - 0.5%
38,700	8x8, Inc.*	393,192
4,000	BT Group plc - SP-ADR	252,520
1,000	Consolidated Communications Holdings, Inc.	19,630
2,000	Frontier Communications Corporation	9,300
1,200	Level 3 Communications, Inc.*	39,804
9,200	tw telecom inc.*	280,324
900	Verizon Communications Inc.	44,226
2,000	Windstream Holdings, Inc.	15,960
		1,054,956

	Telecommunication Services - Wireless - 0.3%
3,500	SBA Communications Corporation*	314,440
5,100	Sprint Corporation*	54,825
10,400	T-Mobile US, Inc.*	349,856
600	Vodafone Group Plc - SP-ADR	23,586
		742,707

	Textiles, Apparel & Luxury Goods - 2.6%
4,600	Carter's, Inc.	330,234
300	Columbia Sportswear Company	23,625
1,700	Deckers Outdoor Corporation*	143,582
24,200	Fifth & Pacific Companies, Inc.*	776,094
200	Fossil Group, Inc.*	23,988
9,100	Gildan Activewear Inc.	485,121
6,400	Hanesbrands, Inc.	449,728
10,500	Iconix Brand Group, Inc.*	416,850
3,200	Lululemon Athletica Inc.*	188,896
9,800	Luxottica Group SpA - ADR	528,416
1,000	Steven Madden, Ltd.*	36,590
5,700	Michael Kors Holdings Ltd.*	462,783
2,800	Movado Group, Inc.	123,228
4,800	NIKE, Inc. Cl B	377,472
1,600	PVH Corp.	217,632
600	Ralph Lauren Corporation	105,942
2,100	Skechers U.S.A., Inc.*	69,573
4,600	Under Armour, Inc.*	401,580
6,600	VF Corp.	411,444
3,300	Wolverine World Wide, Inc.	112,068
		5,684,846

	Thrifts & Mortgage Finance - 0.2%
7,300	Bank Mutual Corporation	51,173
900	BofI Holding, Inc.*	70,587
2,700	Hudson City Bancorp, Inc.	25,461
2,400	MGIC Investment Corporation*	20,256
2,400	Northwest Bancshares, Inc.	35,472
4,400	Ocwen Financial Corporation*	243,980
5,900	Radian Group Inc.	83,308
		530,237

	Trading Companies & Distributors - 0.5%
2,100	Fastenal Co.	99,771
1,900	W.W. Grainger, Inc.	485,298
1,000	TAL International Group, Inc.*	57,350
1,600	Titan Machinery, Inc.*	28,512
4,800	United Rentals, Inc.*	374,160
		1,045,091

	Transportation Infrastructure - 0.0%
700	Wesco Aircraft Holdings, Inc.*	15,344

	Water Utilities - 0.1%
1,000	American States Water Company	28,730
10,200	Consolidated Water Co., Ltd.	143,820
		172,550
	Total common stocks (cost $153,647,366)	219,029,250

PUBLICLY TRADED PARTNERSHIPS - 0.3%(a)

	Auto Components - 0.1%
1,400	Icahn Enterprises L.P.	153,174

	Capital Markets - 0.1%
2,600	The Carlyle Group LP	92,612
8,800	Fortress Investment Group LLC	75,328
1,700	Lazard Ltd.	77,044
		244,984

	Financial Services - Diversified - 0.0%
400	Texas Pacific Land Trust*	39,588

	Metals & Mining - 0.1%
3,100	Hi-Crush Partners LP	117,738

	Oil, Gas & Consumable Fuels - 0.0%
1,100	Linn Energy LLC	33,869

	Total publicly traded partnerships (cost $501,801)	589,353

REITS - 0.2%(a)
	Real Estate Investment Trusts - 0.2%
500	CubeSmart	7,970
5,500	OMEGA Healthcare Investors, Inc.	163,900
1,800	Parkway Properties, Inc.	34,722
600	Prologis, Inc.	22,170
200	Simon Property Group, Inc.	30,432
2,300	Sovran Self Storage, Inc.	149,891
3,600	Western Asset Mortgage Capital Corp.	53,568
		462,653
	Total REITS (cost $427,347)	462,653
WARRANTS - 0.0%(a)
	Insurance - 0.0%
3,150	American International Group, Inc., Expiration Date - 01/19/21, Exercise Price - $45.00*	63,787
	Total warrants (cost $47,259)	63,787
	Total investments - 100.5%
	(cost $154,623,773)	220,145,043
	Liabilities in excess of other assets - (0.5)%(a)	(1,127,100)
	TOTAL NET ASSETS - 100.0%	$219,017,943

*	Non-income producing security.
^	Passive Foreign Investment Company (PFIC)
(a)	Percentages for the various classifications relate to net assets.
(b)
This security was fair valued as determined by the adviser using procedures approved by the Board of Directors and is classified as level 3. As of
December 31, 2013, the value of this security was $0 which represents 0.0% of total net assets.

ADR -	Unsponsored American Depositary Receipt
AG -	German Corporation
L.P. -	Limited Partnership
N.V. -	Dutch Public Limited Liability Co.
NYS -	New York Registered Shares
PLC -	Public Limited Company
S.A.B. -	Sociedad Anónima Bursetil
S.A.B. de C.V. -	Sociedad Anónima Bursetil de Capital Variable
SP-ADR -	Sponsored American Depositary Receipt
SpA -	Italian Corporation

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a
service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2013, was as follows+:

Cost of investments	$154,623,773

Gross unrealized appreciation	$66,445,340
Gross unrealized depreciation	(924,070)
Net unrealized appreciation	$65,521,270

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2013, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$219,029,250
Publicly Traded Partnerships	589,353
REITS	462,653
Warrants	63,787
Total Level 1	220,145,043

Level 2 –	---
Level 3 – Common Stocks	---		(a)
Total	$220,145,043	^

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2013.

The following is a reconciliation of Level 3 assets for which significant observable inputs were used to determine fair value.

Description	Investments
Balance as of September 30, 2013	$-	(a)
Change in unrealized (depreciation)	-
Balance as of December 31, 2013	-	(a)

Significant unobservable valuation inputs developed by the Board of Directors for material Level 3 investments as of December 31, 2013, are as follows:

	Fair Value at		Unobservable
Description	December 31, 2013	Valuation Technique	Input	Range
		Security valued	Company filed
Common Stock	- (a)	at zero	bankruptcy	0.00-0.00

(a) Value is less than $0.50.

^Please refer to the Schedule of Investments to view common stocks, publicly traded partnerships and warrants segregated by industry type.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a- 3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Reynolds Funds, Inc.

     By (Signature and Title)  /s/ Frederick L. Reynolds
                                Frederick L. Reynolds, President

Date:  February 26, 2014

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

       By (Signature and Title)  /s/ Frederick L. Reynolds
                                Frederick L. Reynolds, President

Date:  February 26, 2014

By (Signature and Title)  /s/ Frederick L. Reynolds
                                Frederick L. Reynolds, Treasurer

Date:  February 26, 2014